Offerings	Aug. 14, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700.00
Offering Note	The notes being registered are offered (i) in exchange for 6.000% Senior Notes due 2033 previously sold in a transaction exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), and (ii) upon certain resales of the notes by broker-dealers.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.350% Senior Notes due 2054
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering Note	The notes being registered are offered (i) in exchange for 6.350% Senior Notes due 2054 previously sold in a transaction exempt from registration under the Securities Act and (ii) upon certain resales of the notes by broker-dealers.